Summary of Significant Accounting Policies - Other Narrative (Details)		12 Months Ended
	Nov. 20, 2015 USD ($)	Sep. 30, 2015 USD ($) payment office segment part shares	Sep. 30, 2014 USD ($) shares	Sep. 30, 2013 USD ($) shares
Summary of Significant Accounting Policies [Line Items]
Number of offices (in offices) | office		247
Days past grace period to initiate contact to cure deficiency		30 days
Minimum days past due to begin foreclosure proceedings		90 days
Approximate rate reduction concession, minimum		1.00%
Approximate rate reduction concession, maximum		2.00%
Minimum days past due to stop accrual of interest		90 days
Loans returned to full accrual status		90 days
Minimum performance period before move to accrual status		6 months
Number of payments required | payment		6
Number of parts in loss percentage factor | part		2
Options outstanding that are not dilutive | shares		94,054	90,846	435,825
Number of reportable business segments | segment		1
FDIC loss share receivable		$ 16,275,000	$ 36,860,000	$ 64,615,000
Payments of dividends		51,111,000	$ 42,065,000	$ 37,835,000
Subsequent Event
Summary of Significant Accounting Policies [Line Items]
Payments of dividends	$ 12,035,000
Interest rate swap agreements
Summary of Significant Accounting Policies [Line Items]
Impact to the statement of operations		$ 0
Minimum
Summary of Significant Accounting Policies [Line Items]
Term for payment and rate reduction		6 months
Maximum
Summary of Significant Accounting Policies [Line Items]
Term for payment and rate reduction		12 months